Document and Entity Information	Sep. 06, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	Mercato Partners Acquisition Corp
Amendment Flag	false
Entity Central Index Key	0001853436
Document Type	8-K
Document Period End Date	Sep. 06, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-41017
Entity Tax Identification Number	86-2230021
Entity Address, Address Line One	2750 E. Cottonwood
Entity Address, Address Line Two	Parkway
Entity Address, Address Line Three	Suite #500
Entity Address, City or Town	Cottonwood Heights
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84121
City Area Code	(801)
Local Phone Number	220-0055
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Half Of One Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock and one-half of one warrant
Trading Symbol	MPRAU
Security Exchange Name	NASDAQ
Common Class B [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	MPRA
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	MPRAW
Security Exchange Name	NASDAQ